Subsequent Events (Details)	May 15, 2023 USD ($) $ / shares shares
Warrants
Subsequent Events
Quantity of warrants issued | shares	1,000,000
Sponsor | Convertible Promissory Note
Subsequent Events
Principal amount of promissory note | $	$ 1,500,000
Price of warrant (in dollars per warrant) | $ / shares	$ 1.50